GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gross Carrying Amount	$ 6,381,838	$ 6,794,398
Accumulated Amortization	2,725,597	2,079,457
Net Book Value	3,656,241	4,714,941
Goodwill	104,657	768,091
Goodwill [Member]
Gross Carrying Amount	104,657	768,091
Accumulated Amortization	0	0
Net Book Value	104,657	768,091
Other
Gross Carrying Amount		76,798
Accumulated Amortization		0
Net Book Value		$ 76,798
Useful Life		0 years
Customer Base
Gross Carrying Amount	697,238	$ 938,000
Accumulated Amortization	310,359	207,771
Net Book Value	$ 386,879	$ 730,229
Customer Base | Minimum
Useful Life	3 years	3 years
Customer Base | Maximum
Useful Life	10 years	10 years
Developed Technology
Gross Carrying Amount	$ 4,595,600	$ 4,595,600
Accumulated Amortization	2,127,599	1,616,975
Net Book Value	$ 2,468,001	$ 2,978,625
Useful Life	9 years	9 years
Film Library
Gross Carrying Amount	$ 957,000	$ 957,000
Accumulated Amortization	249,300	177,100
Net Book Value	$ 707,700	$ 779,900
Useful Life	11 years	11 years
Trademarks and Tradenames
Gross Carrying Amount	$ 132,000	$ 132,000
Accumulated Amortization	38,339	26,731
Net Book Value	$ 93,661	$ 105,269
Useful Life	12 years	12 years
Favorable Leases
Gross Carrying Amount		$ 95,000
Accumulated Amortization		50,880
Net Book Value		$ 44,120
Useful Life		3 years